Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of outstanding common stock

	2021		2020
Issued Common Shares	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,183,866	$9,606	1,186,857	$9,533
Issued upon exercise of stock options	18,147	707	3,979	108
Previously recognized liability on stock options exercised for common shares	—	139	—	21
Purchase of common shares under Normal Course Issuer Bid	(33,644)	(284)	(6,970)	(56)
Balance – end of year	1,168,369	$10,168	1,183,866	$9,606

Summary of stock option activity
The following table summarizes information relating to stock options outstanding at December 31, 2021 and 2020:

	2021		2020
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	48,656	$37.53	47,646	$38.04
Granted	12,547	$34.39	12,032	$32.89
Exercised for common shares	(18,147)	$38.97	(3,979)	$27.24
Surrendered for cash settlement	(1,324)	$40.54	(757)	$29.34
Forfeited	(3,405)	$35.73	(6,286)	$39.65
Outstanding – end of year	38,327	$35.88	48,656	$37.53
Exercisable – end of year	7,841	$39.19	17,970	$39.59

Summary of range of exercise prices of stock options outstanding
The range of exercise prices of stock options outstanding and exercisable at December 31, 2021 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$20.76	–	$24.99	2,697	3.31	$20.95	566	$20.76
$25.00	–	$29.99	7,526	4.21	$29.21	1	$28.63
$30.00	–	$34.99	2,726	3.58	$32.37	219	$32.56
$35.00	–	$39.99	15,227	2.59	$37.46	3,148	$37.34
$40.00	–	$44.99	7,679	2.74	$42.04	2,894	$43.23
$45.00	–	$49.99	1,839	1.42	$45.19	1,013	$45.14
$50.00	–	$54.24	633	5.83	$54.24	—	$—
			38,327	3.06	$35.88	7,841	$39.19